Supplement dated January 19, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Intermediate Bond Fund	5/1/2015
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of Columbia VP - Intermediate Bond Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead manager	2011
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2011
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Management” in the "More Information About Columbia VP - Intermediate Bond Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Portfolio Managers

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Carl Pappo, CFA	Senior Portfolio Manager and Head of Core Fixed Income	Lead manager	2011
Brian Lavin, CFA	Senior Portfolio Manager	Co-manager	2011
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-manager	January 2016
Mr. Pappo joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pappo began his investment career in 1991 and earned a B.S. from Babson College.
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned an M.B.A. from the University of Minnesota.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-260 A (1/16)

Supplement dated January 19, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund	5/1/2015
Effective on or about February 1, 2016 (the "Effective Date"), the following changes are made to the Fund’s prospectus:
On the Effective Date, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2014
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2012
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2014
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2014
Kent Peterson, Ph.D.	Senior Portfolio Manager	Co-manager	2012
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2014
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Peterson joined the Investment Manager in 2010. Mr. Peterson began his investment career in 1999 and earned a B.A. from Cornell University and a Ph.D. from Princeton University.
Dr. Bahuguna joined the Investment Manager in 2010. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6538-1 A (1/16)

Supplement dated January 19, 2016
to the Prospectus, as supplemented of each of the following funds:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Conservative Portfolio	5/1/15
Variable Portfolio - Moderately Conservative Portfolio	5/1/15
Variable Portfolio - Moderate Portfolio	5/1/15
Variable Portfolio - Moderately Aggressive Portfolio	5/1/15
Variable Portfolio - Aggressive Portfolio	5/1/15
Effective on or about February 1, 2016 (the "Effective Date"), the following changes are made to the Fund’s prospectus:
On the Effective Date, the list of portfolio managers under the caption “Fund Management” in each “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	May 2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	May 2015
The rest of the section remains the same.
On the Effective Date, the information under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	May 2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	May 2015
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined the Investment Manager in 2010. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6534-26 A (1/16)